SCHEDULE OF ISSUED SHARES OF COMMON STOCK (Details)	12 Months Ended
Dec. 31, 2020 shares
Equity [Abstract]
Stock based compensation for services	1,750,000
Conversions of debentures and notes with unrelated parties	218,686
Conversion of bridge notes and accrued interest to common stock, shares	13,312,175
Conversion of accrued salary and bonus, directors’ fees and notes with related parties	2,111,482
Total Common Shares issued in 2020	17,392,343